Earnings per Share (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Earnings Per Share [Abstract]
Reconciliation of Numerator and Denominator of Basic and Diluted Earnings per Share Calculation and Anti-dilutive Share-based Awards

The reconciliation of the numerator and denominator of the basic and diluted earnings per share calculation and the anti-dilutive share-based awards for the three months ended March 31, 2017 and 2016 were as follows:

	Three Months Ended March 31,
	2017	2016
Net earnings per share:
Basic	$0.29	$0.41
Diluted	$0.28	$0.41
Numerator:
Net earnings	$9.3	$13.4
Denominator:
Weighted average number of common shares outstanding	32.6	32.4
Dilutive awards	0.2	—

Diluted weighted average number of common shares outstanding	32.8	32.4

Weighted average number of anti-dilutive share-based awards:
Restricted stock units	0.1	—
Stock options	0.1	—

Total	0.2	—

Basic and diluted earnings per common share and the average number of common shares outstanding were retrospectively restated for the number of Donnelley Financial shares outstanding immediately following this transaction. For periods prior to the Separation, basic and diluted earnings per share were calculated using the number of shares distributed and retained by RRD, totaling 32.4 million. The same number of shares was used to calculate basic and diluted earnings per share since there were no Donnelley Financial equity awards outstanding prior to the spin-off.

	2016	2015	2014
Net earnings per share:
Basic	$1.81	$3.22	$1.77
Diluted	$1.80	$3.22	$1.77
Numerator:
Net earnings	$59.1	$104.3	$57.4
Denominator:
Weighted average number of common shares outstanding	32.6	32.4	32.4
Dilutive awards	0.2	—	—

Diluted weighted average number of common shares outstanding	32.8	32.4	32.4

Weighted average number of anti-dilutive share-based awards:
Restricted stock units	0.2	—	—
Stock options	0.2	—	—

Total	0.4	—	—